Goodwill And Other Intangibles (Estimated Future Aggregate Amortization Expense) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
2018	$ 180
2019	170
2020	149
2021	139
2022	125
Subsequent years	511
Net Carrying Amount	$ 1,274	$ 1,126